Deferred compensation (Cash Incentive Plan) (Detail) - The 2015 Cash LTIP - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 03, 2017
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period		4 years
2015 Cash LTIP expense (net of amounts capitalized)	$ 13
Subsequent Event
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Additional amount awarded							$ 3,321
Predecessor
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period					4 years
2015 Cash LTIP expense (net of amounts capitalized)			$ 5	$ 159	$ 1,008	$ 610
2015 Cash LTIP payments			$ 17	$ 42	$ 666
Additional amount awarded						$ 3,297